COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16) COMMITMENTS AND CONTINGENCIES

a) Commitments

Enerplus has the following minimum annual commitments, excluding operating leases which are recorded in the lease liability (see Note 9):

		Minimum Annual Commitment Each Year
($ thousands)	Total	2020	2021	2022	2023	2024	Thereafter
Senior notes(1)	$606,633	$105,998	$105,998	$130,680	$104,700	$104,699	$54,558
Transportation commitments	313,197	34,829	31,651	29,271	28,981	28,719	159,746
Processing commitments	12,663	3,174	1,519	1,519	1,519	1,519	3,413
Total commitments(2)(3)	$932,493	$144,001	$139,168	$161,470	$135,200	$134,937	$217,717
(1)	Interest payments have not been included.
(2)	Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.
(3)	US$ commitments have been converted to CDN$ using the December 31, 2019 foreign exchange rate of 1.2990.

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements.  In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.